Other non-current receivables (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Value added tax receivables	$ 871	$ 707
Lindero Project [member]
Disclosure of fair value measurement of assets [line items]
Value added tax receivables	$ 1,223	$ 562